STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended							6 Months Ended		12 Months Ended
	Jun. 15, 2022	Apr. 05, 2021	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	May 19, 2022	Jan. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			200,000,000							200,000,000		200,000,000	200,000,000
Preferred stock, par or stated value per share			$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Conversion of Convertible Securities
Cancellation of stock shares												2,900,000
Common stock, shares authorized			2,000,000,000							2,000,000,000		2,000,000,000
Common stock, par value			$ 0.0001							$ 0.0001		$ 0.0001
Shares issued for stock warrants exercise		27,000,000.0					27,000,000.0						38,300,000
Warrants exercise price										$ 0.20		$ 0.20
deemed dividend related party transaction						$ 2,300,000		$ 1,100,000	$ 2,400,000
Origination fee							15,000,000.0	15,000,000.0
Prepayment of interest shares								12,000,000.0
Investments										$ 1,370,242		$ 5,063,940
Due to Related Parties, Current										$ 699		$ 125,532
Common stock, shares outstanding												288,923,969	160,100,769
Debt instrument, face amount														$ 10,000,000
Capital Units, Authorized			2,200,000,000
Capital stock, par value			$ 0.0001
Treasury stock shares										26,091,136
Advancing Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument, face amount	$ 27,000,000.0									$ 27,000,000.0
Warrants to purchase common stock	818,181,819									818,181,819
Stock Purchase and Share Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock exchanged						50,000,000.0
Business Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock				50,000,000.0	50,000,000.0
Warrants exercise price					$ 0.0001											$ 0.0001
Due to Related Parties, Current					$ 60,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value Adjustment of Warrants					$ 3,500,000
Confidential Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share															$ 0.25
Number of sale of shares			26,091,136
One time payment			$ 1,043,645
Co Founders Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of common stock										$ 626,187
Liability recovery amount										$ 324,230
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										100,000,000		100,000,000	100,000,000
Preferred stock, par or stated value per share										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage												86.00%
Preferred stock, redemption price per share												$ 0.001
Number of shares converted													21,750,000
Preferred stock shares outstanding										3,100,000		3,100,000	5,100,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities												$ 2,000,000
Preferred stock shares outstanding												3,100,000	5,100,000
Conversion of Stock, Shares Converted													20,000,000.0
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										10,000,000		10,000,000	10,000,000
Preferred stock, par or stated value per share										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares outstanding										0		0	0
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										10,000,000		10,000,000	10,000,000
Preferred stock, par or stated value per share										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage												86.00%
Preferred stock, redemption price per share												$ 0.001
Preferred stock shares outstanding										3,220,000		3,220,000	3,230,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares conversion of convertible securities												10,000	260,000
Conversion of Stock, Shares Converted													260,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										1,990,000,000		1,990,000,000	500,000,000
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001
Conversion of Stock, Shares Converted												10,000	1,800,000
Common stock, shares outstanding										262,832,833		288,923,969	160,100,769
Common stock, shares issued										262,832,833		288,923,969
Common Class A [Member] | Advancing Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share	$ 0.033									$ 0.033
Conversion of Stock, Shares Converted	818,181,819
Common Class A [Member] | Stock Purchase and Share Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock						50,000,000.0
Common Class A [Member] | Business Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock warrants exercise				50,000,000.0	50,000,000.0
Common Class A [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												800,000,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										10,000,000		10,000,000	10,000,000
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001
Conversion of Stock, Shares Converted													10,000,000.0
Common stock, shares outstanding										0		0	0
Common stock, shares issued										0		0	0
Common Class B [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												10,000,000
Class A Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock warrants exercise												1,500,000	2,300,000
Class A Common Stock [Member] | Robert Oblon [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock warrants exercise													10,000,000.0
Class A Common Stock [Member] | Stock Purchase and Share Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									$ 3,000,000.0
Shares issued for stock warrants exercise								27,000,000.0	30,000,000.0
Warrants to purchase common stock						50,000,000.0			10,000,000.0
Warrants exercise price									$ 0.20
Investments						$ 3,000,000.0
Number of common stock exchanged						50,000,000.0
Class A Common Stock [Member] | Multi Party Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for stock warrants exercise													5,500,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted													10,000,000.0
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par or stated value per share												$ 0.0001
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 200	$ 200	$ 2,175
Shares conversion of convertible securities											(2,000,000)	(2,000,000)	(21,750,000)
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 1	$ 1	$ 26
Shares conversion of convertible securities											(10,000)	(10,000)	(260,000)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 1,000
Shares conversion of convertible securities													(10,000,000)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities												$ (1)	$ (3,201)
Shares conversion of convertible securities												10,000	32,010,000
Shares issued, price per share						$ 0.075	$ 0.24	$ 0.24	$ 0.18
Shares issued for stock warrants exercise												313.200
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock													29,200,000